UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2026

Item 1. Reports to Stockholders.

(a)

National Security Emerging Markets Index ETF

(NSI) NASDAQ

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about National Security Emerging Markets Index ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.nationalsecurityindex.com. You can also request this information by contacting us at 833-906-5569.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
National Security Emerging Markets Index ETF	$41	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$41,867,110
  Number of Portfolio Holdings104
  Advisory Fee $139,328
  Portfolio Turnover21%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 35.4%
Financials 18.2%
Communications 14.2%
Consumer Discretionary 7.5%
Materials 7.4%
Industrials 3.8%
Energy 3.4%
Health Care 2.6%
Consumer Staples 2.0%
Utilities 1.2%
Communication Services 0.1%
Other Assets in Excess of Liabilities 4.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.2%
Communication Services	0.1%
Utilities	1.2%
Consumer Staples	2.0%
Health Care	2.6%
Energy	3.4%
Industrials	3.8%
Materials	7.4%
Consumer Discretionary	7.5%
Communications	14.2%
Financials	18.2%
Technology	35.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	15.9%
Samsung Electronics Company Ltd.	9.1%
Hon Hai Precision Industry Company Ltd.	3.6%
ASE Technology Holding Company Ltd.	3.6%
China Construction Bank Corporation	3.4%
Ping An Insurance Group Company of China Ltd.	2.5%
PDD Holdings, Inc.	2.4%
Naspers Ltd., Class N	2.2%
Reliance Industries Ltd.	2.2%
NetEase, Inc.	2.0%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

National Security Emerging Markets Index ETF

Semi-Annual Shareholder Report - May 31, 2026

Additional information is available on the Fund's website ( https://www.nationalsecurityindex.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-NSI

(b)       Not applicable

Item 2. Code of Ethics.

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NSI

Semi-Annual Financial Statements and Additional Information
May 31, 2026

Listed and traded on:
the NASDAQ, Inc.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.8%
	AEROSPACE & DEFENSE - 0.3%
2,083	Embraer S.A. - ADR	$120,293

	ASSET MANAGEMENT - 0.3%
8,276	XP, Inc., Class A	137,961

	AUTOMOTIVE - 1.5%
11,638	Li Auto, Inc., Class A - ADR(a)	174,686
31,154	NIO, Inc. - ADR(a)	174,462
16,398	XPeng, Inc. - ADR(a)	269,748
		618,896
	BANKING - 15.0%
59,063	Banco Bradesco S.A. - ADR	206,130
7,133	Banco de Chile - ADR	271,553
13,143	Banco Santander Brasil S.A. - ADR	71,498
7,860	Banco Santander Chile - ADR	250,970
38,104	Bank Central Asia Tbk P.T. - ADR	305,213
21,562	Bank Rakyat Indonesia Persero Tbk P.T. - ADR	179,504
65,702	China Construction Bank Corporation - ADR	1,421,133
795	Credicorp Ltd.	272,391
8,707	Grupo Aval Acciones y Valores S.A. - ADR	40,139
3,783	Grupo Cibest S.A. - ADR	259,476
31,484	HDFC Bank Ltd. - ADR	748,690
18,890	ICICI Bank Ltd. - ADR	495,485
861	Intercorp Financial Services, Inc.	42,602
36,963	Itau Unibanco Holding S.A. - ADR	291,268
4,449	KB Financial Group, Inc. - ADR	451,307
20,231	NU Holdings Ltd./Cayman Islands, Class A(a)	265,633
6,132	Shinhan Financial Group Company Ltd. - ADR	386,868
5,738	Woori Financial Group, Inc. - ADR	349,100
		6,308,960
	BEVERAGES - 1.8%
98,353	Ambev S.A. - ADR	315,714
1,649	Coca-Cola Femsa S.A.B. de C.V. - ADR	177,366

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	BEVERAGES - 1.8% (Continued)
2,106	Fomento Economico Mexicano S.A.B. de C.V. - ADR	$250,677
		743,757
	BIOTECH & PHARMA - 2.6%
2,273	BeOne Medicines Ltd. - ADR(a)	654,442
20,449	Dr Reddy’s Laboratories Ltd. - ADR	278,720
7,512	HUTCHMED China Ltd. - ADR(a)	86,012
4,627	Zai Lab Ltd. - ADR(a)	81,852
		1,101,026
	CHEMICALS - 0.4%
8,300	Sasol Ltd. - ADR(a)	102,671
799	Sociedad Quimica y Minera de Chile S.A. - ADR	68,610
		171,281
	CONSTRUCTION MATERIALS - 0.5%
16,569	Cemex S.A.B. de C.V. - ADR	216,888

	CONSUMER SERVICES - 0.3%
992	New Oriental Education & Technology Group, Inc. - ADR	45,424
9,357	TAL Education Group - ADR(a)	90,856
		136,280
	E-COMMERCE DISCRETIONARY - 4.8%
10,758	Coupang, Inc.(a)	178,583
388	MercadoLibre, Inc.(a)	657,912
12,126	PDD Holdings, Inc. - ADR(a)	1,023,919
10,365	Vipshop Holdings Ltd. - ADR	147,390
		2,007,804
	ELECTRIC UTILITIES - 1.1%
5,104	Axia Energia S.A. - ADR	52,877
25,830	Cia Energetica de Minas Gerais - ADR	55,535
6,433	Companhia Paranaense de Energia - ADR	73,336
25,460	Enel Chile S.A. - ADR	110,242
12,930	Korea Electric Power Corporation - ADR	170,159
		462,149
	ENTERTAINMENT CONTENT - 2.8%
17,682	Bilibili, Inc. - ADR(a)	306,252

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	ENTERTAINMENT CONTENT - 2.8% (Continued)
6,891	NetEase, Inc. - ADR	$846,353
		1,152,605
	FOOD - 0.2%
8,065	JBS N.V., Class A	100,571

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
4,718	Suzano S.A. - ADR	38,593

	GAS & WATER UTILITIES - 0.1%
9,775	Cia de Saneamento Basico do Estado de Sao Paulo S.A. - ADR	53,958

	INSURANCE - 2.5%
66,828	Ping An Insurance Group Company of China Ltd. - ADR	1,026,478

	INTERNET MEDIA & SERVICES - 5.6%
6,314	Autohome, Inc. - ADR	110,242
14,321	Kanzhun Ltd. - ADR	194,336
14,647	KE Holdings, Inc., Institutional Class - ADR	243,140
32,502	Meituan - ADR(a)	639,314
89,039	Naspers Ltd., Class N - ADR	927,787
5,890	Trip.com Group Ltd. - ADR(a)	279,363
		2,394,182
	LEISURE FACILITIES & SERVICES - 0.8%
2,757	Atour Lifestyle Holdings Ltd. - ADR	94,675
2,368	H World Group Ltd. - ADR	106,300
2,643	Yum China Holdings, Inc.	112,142
		313,117
	METALS & MINING - 4.4%
3,347	Anglogold Ashanti plc	324,123
2,346	Cia de Minas Buenaventura S.A.A. - ADR	86,544
2,582	DRDGOLD Ltd. - ADR	68,165
6,923	Gold Fields Ltd. - ADR	275,951
6,959	Harmony Gold Mining Company Ltd. - ADR	127,141
10,929	Impala Platinum Holdings Ltd. - ADR	155,848

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	METALS & MINING - 4.4% (Continued)
5,349	Sibanye Stillwater Ltd. - ADR	$63,814
31,409	Vale S.A. - ADR	510,395
14,584	Valterra Platinum Ltd. – ADR	201,113
		1,813,094
	OIL & GAS PRODUCERS - 3.4%
14,260	Cosan S.A. - ADR(a)	42,780
16,040	Petroleo Brasileiro S.A. - ADR	301,071
16,522	Reliance Industries Ltd. - GDR 144A(b)	923,579
17,520	Ultrapar Participacoes S.A. - ADR	90,754
704	Vista Energy S.A.B. de C.V. - ADR(a)	52,237
		1,410,421
	RETAIL - DISCRETIONARY - 0.1%
4,608	MINISO Group Holding Ltd. - ADR	59,766

	SEMICONDUCTORS - 20.8%
39,262	ASE Technology Holding Company Ltd. - ADR	1,505,698
15,901	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,653,774
23,058	United Microelectronics Corporation - ADR	511,426
		8,670,898
	SOFTWARE - 0.2%
7,607	Sound Group, Inc. - ADR	103,836

	SPECIALTY FINANCE - 0.4%
9,884	Qfin Holdings, Inc. - ADR	158,935

	STEEL - 2.1%
40,426	Gerdau S.A. - ADR	181,917
9,734	POSCO Holdings, Inc. - ADR	690,141
		872,058
	TECHNOLOGY HARDWARE - 13.5%
450	Fabrinet(a)	294,372
82,715	Hon Hai Precision Industry Company Ltd. - GDR	1,526,919
713	Samsung Electronics Company Ltd. - GDR	3,803,855
		5,625,146

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 95.8% (Continued)
	TECHNOLOGY SERVICES - 0.9%
23,871	Infosys Ltd. - ADR	$301,968
4,354	StoneCompany Ltd., Class A	49,853
22,820	Wipro Ltd. - ADR	53,855
		405,676
	TELECOMMUNICATIONS - 5.8%
13,521	America Movil S.A.B. de C.V. - ADR	343,163
14,114	Chunghwa Telecom Company Ltd. - ADR	617,770
4,774	GDS Holdings Ltd. - ADR(a)	169,238
18,387	KT Corporation - ADR	327,656
513	Millicom International Cellular S.A.	43,790
6,454	PLDT, Inc. - ADR	117,398
13,211	SK Telecom Company Ltd. - ADR	493,299
3,418	Telefonica Brasil S.A. - ADR	44,913
7,150	Telkom Indonesia Persero Tbk P.T. - ADR	117,403
1,490	TIM S.A. - ADR	32,810
17,439	Turkcell Iletisim Hizmetleri A/S - ADR	99,751
		2,407,191
	TRANSPORTATION & LOGISTICS - 3.5%
58,809	Full Truck Alliance Company Ltd. - ADR	518,695
1,688	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	169,340
768	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	181,478
804	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	238,306
1,242	Latam Airlines Group S.A. - ADR	66,671
13,663	ZTO Express Cayman, Inc. - ADR	302,226
		1,476,716

	TOTAL COMMON STOCKS (Cost $31,123,974)	40,108,536

	TOTAL INVESTMENTS - 95.8% (Cost $31,123,974)	$40,108,536
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%	1,758,574
	NET ASSETS - 100.0%	$41,867,110

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

GDR	- Global Depository Receipt

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

plc	- Public Limited Company

P.T.	- Perseroan Terbatas

S.A.	- Société Anonyme

S.A.A.	- Société Anónima Abierta

S.A.B. de C.V.	- Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the total market value of Rule 144A securities is $923,579 or 2.2% of net assets.

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2026

ASSETS
Investment securities:
Securities at Cost	$31,123,974
Securities at Value	$40,108,536
Cash	1,706,097
Foreign Cash - (cost $205)	205
Receivable for securities sold	209,216
Dividends and interest receivable	78,170
TOTAL ASSETS	42,102,224

LIABILITIES
Payable for securities purchased	208,586
Investment advisory fees payable	26,528
TOTAL LIABILITIES	235,114
NET ASSETS	$41,867,110

Net Assets Consist of:
Paid in capital	$32,357,790
Accumulated earnings	9,509,320
NET ASSETS	$41,867,110

Net Asset Value Per Share:
Net Assets	$41,867,110
Shares of beneficial interest outstanding (a)	1,090,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$38.41

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2026

INVESTMENT INCOME
Dividends (net of $86,372 foreign withholding taxes)	$390,055
Interest	17,998
TOTAL INVESTMENT INCOME	408,053

EXPENSES
Investment advisory fees	139,328

NET INVESTMENT INCOME	268,725

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Investments	932,918
Foreign currency transactions	13
932,931
Net change in unrealized appreciation (depreciation) on:
Investments	4,667,220

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,600,151

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,868,876

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
FROM OPERATIONS:
Net investment income	$268,725	$216,472
Net realized gain (loss) on investment transactions	932,931	(230,324)
Net realized gain from in-kind transactions	—	197,932
Net change in unrealized appreciation (depreciation) on investments	4,667,220	4,140,051
Net increase in net assets resulting from operations	5,868,876	4,324,131

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(303,068)	(301,360)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	5,255,977	20,970,358
Payments for shares redeemed	—	(1,586,378)
Net increase in net assets from shares of beneficial interest	5,255,977	19,383,980

TOTAL INCREASE IN NET ASSETS	10,821,785	23,406,751

NET ASSETS:
Beginning of Period	31,045,325	7,638,574
End of Period	$41,867,110	$31,045,325

SHARE ACTIVITY
Shares Sold	150,000	710,000
Shares Redeemed	—	(60,000)
Net increase in shares of beneficial interest outstanding	150,000	650,000

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	May 31, 2026		November 30, 2025	November 30, 2024*
	(Unaudited)
Net asset value, beginning of period	$33.03		$26.34	$25.00
Activity from investment operations:
Net investment income (1)	0.26		0.42	0.52
Net realized and unrealized gain on investments	5.43		7.03	1.31
Total from investment operations	5.69		7.45	1.83
Less distributions from:
Net investment income	(0.31)		(0.76)	(0.49)
Net asset value, end of period	$38.41		$33.03	$26.34
Market price, end of period	$38.48		$33.14	$26.35
Total return (2)	17.38	% (3)	28.94%	7.30	% (3)
Net assets, end of period (000s)	$41,867		$31,045	$7,639
Ratio of expenses to average net assets	0.75	% (4)	0.75%	0.75	% (4)
Ratio of net investment income to average net assets	1.45	% (4)	1.40%	1.98	% (4)
Portfolio Turnover Rate (5)	21	% (3)	37%	42	% (3)

*	The National Security Emerging Markets ETF commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2026

1.	ORGANIZATION

The National Security Emerging Markets Index ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to track the results, before fees and expenses, of the Alerian National Security Emerging Markets Index (the “Index”). The Fund invests at least 80% of its total assets in component securities of the Index. The Index consists of stocks listed on globally recognized stock exchanges that excludes companies benefiting end-users that, in the view of the sponsor of the Fund, National Security Index, LLC (the “Sponsor”), pose a threat to the national security interests of the United States. The Fund commenced operations on December 6, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Fund’s portfolio manager and chief financial officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – The Fund records its investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods, which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective NAV as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

at the last reported sale price or official closing price. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third-party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of May 31, 2026 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$40,108,536	$—	$—	$40,108,536
Total	$40,108,536	$—	$—	$40,108,536

The Fund did not hold any Level 2 or 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least semi-annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually for the Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

Federal Income Tax – Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns to be filed for the open tax year ended November 30, 2025.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the year ended

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

November 30, 2025, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which there is a reasonable possibility that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

PRINCIPAL INVESTMENT RISKS:

Currency Exchange Rate Risk – To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Emerging Markets Risk – The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transactions, short-term investments and U.S. government securities, amounted to the following:

Purchases	Sales
$7,589,467	$7,725,723

For the six months ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to the following:

Purchases	Sales
$4,431,579	$—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Tuttle Capital Management, LLC is the investment adviser for the Fund (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets for the Fund. For the six months ended May 31, 2026, the Fund incurred $139,328 in advisory fees.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and distributor for the shares of the Fund. The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and will not be paid by the Fund unless authorized by the Board.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and independent Trustees’ fees, but not its management fee; any front-end or contingent deferred loads; brokerage fees and commissions; any Rule 12b-1 fees; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Services, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2026

For the six months ended May 31, 2026, the Trustees received fees in the aggregate amount of $7,105, paid by the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a depository trust company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of the Fund’s shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$500	2.00%

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At May 31, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$31,281,283	$11,419,298	$(2,592,045)	$8,827,253

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended November 30, 2025, and November 20, 2024, were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2025	November 30, 2024
Ordinary Income	$301,360	$120,839

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

May 31, 2026

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Non-expiring
Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$48,321	$—	$—	$(264,842)	$—	$4,160,033	$3,943,512

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and the mark to market on passive foreign investment companies.

At November 30, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$218,912	$45,930	$264,842	$—

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions resulted in reclassifications for the Fund for the year ended November 30, 2025, as follows:

Paid
In	Accumulated
Capital	Earnings
$189,318	$(189,318)

8.	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
ADDITIONAL INFORMATION (Unaudited)
May 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on January 29, 2026 (the “Meeting”), the Board discussed the renewal of an investment advisory agreement (the “Tuttle Advisory Agreement”) between Tuttle Capital Management, LLC (“Tuttle”) and the Trust, with respect to National Security Emerging Markets Index ETF (“NSEMI”). In considering the renewal of the Tuttle Advisory Agreement, the Board received materials specifically relating to the Tuttle Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Tuttle Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Tuttle Advisory Agreement on behalf of NSEMI and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Tuttle Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing NSEMI and the investment advisory services provided by Tuttle, which included portfolio rebalancing, placing trades and monitoring compliance. The Board noted that Tuttle did not report any compliance incidents, regulatory examinations nor any litigation or administrative action since the last approval of the advisory agreement. The Board concluded that it could expect Tuttle to continue providing high quality services to NSEMI and its shareholders.

Performance. The Board noted that NSEMI maintained a tight bid/ask spread and an acceptable tracking error to the index it seeks to track. The Board observed that NSEMI, with net returns of 25.75% for the 1-year period ended October 31, 2025, outperformed its Morningstar category median but underperformed its peer group median and benchmark indices, Alerian National Security Emerging Markets Net Total Return Index and MSCI Emerging Markets Index. The Board further noted that NSEMI underperformed its benchmark indices and peer group and Morningstar category medians since inception. The Board considered Tuttle’s explanation that the underperformance could be attributed in part to NSEMI’s use of depository receipts to track ordinary shares. The Board concluded that NSEMI’s performance was acceptable.

Fees and Expenses. The Board observed that NSEMI’s advisory fee and net expense ratio of 0.75% was higher than its peer group and Morningstar category medians and averages and lower than the highs of each. The Board acknowledge Tuttle’s explanation regarding the reasonableness of the advisory fee. The Board determined that Tuttle’s advisory fee for NSEMI was not unreasonable.

Profitability. The Board discussed the profitability analysis prepared by Tuttle and noted that Tuttle was earning a de minims profit in relation to the management of NSEMI. The Board determined that excessive profitability was not an issue for NSEMI at this time.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
May 31, 2026

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of NSEMI. The Board noted that Tuttle had indicated a willingness to evaluate the appropriateness of breakpoints at higher asset levels. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that the renewal of the Tuttle Advisory Agreement was in the best interests of NSEMI and its shareholders.

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies, is available without charge, upon request, by (i) calling 1-833-906-5569; (ii) visiting the Fund’s website at www.nationalsecurityindex.com; or (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99.CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer/President
Date: 8/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer/President
Date: 8/6/2026

By	/s/ Sam Singh
Sam Singh
Principal Financial Officer/Treasurer
Date: 8/6/2026